Critical accounting estimates and judgments (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Critical accounting estimates and assumptions [Line Items]
Cash and cash equivalents	$ 1,836.3		$ 825.7
Cash and cash equivalents if different from statement of financial position	1,836.3	$ 1,093.4	853.3	$ 651.5	$ 533.1	$ 578.0
Cash and cash equivalents held for sale			27.6
Deferred income tax liabilities	42.2		40.4
Deferred income tax assets	$ 86.1		$ 65.1
MTN Group
Critical accounting estimates and assumptions [Line Items]
Price per share of entity's shares in merger agreement	$ 8.5